AMOUNTS DUE TO RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2019
Amounts Due To Related Parties [Abstract]
Schedule of amounts due to related parties

	At December 31,
	Notes	2018	2019
		Thousand US$	Thousand US$
Current
Non-Trade
Sky Solar New Energy Investment Ltd.	a	150	—
Beijing Sky Solar Investment Management Co., Ltd.	b	61	85
		211	85
		211	85

Notes:

(a)

On May 24, 2018, the Company entered a lawsuit for the deposit of CNY 1 million(US$150 thousand) for a project investment in China paid by Sky Solar New Energy Investment Ltd on behalf of the Company. The balance was settled with Sky Solar New Energy Investment Ltd on April 3, 2019, and the lawsuit has been withdrawn as at the date of this report.

(b)

The entity is controlled by Mr. Su as at December 31, 2016 and 2017. During the year ended December 31, 2013, the Company obtained, under a license agreement entered into between the Company and the Founder for the use of a trademark “Sky Solar”. The amount is a result of the licensed trademark used.